UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       1-29-01
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     121
                                            -------------------------

Form 13F Information Table Value Total:     $100,435
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Telos Corporation,
  12% Cumulative Exch Pfd.    pref 87969B200   88      35000  SH        SOLE           35000
America Service Group Inc.     com 02364L109 2179      83800  SH        SOLE           75800   8000
Automatic Data Processing,Inc. com 053015103  709      11200  SH        SOLE            7700   3500
Axcelis Technologies           com 054540109  297      33500  SH        SOLE           31000   2500
Banta Corporation              com 066821109  785      30900  SH        SOLE                  30900
Bell South Corp.               com 079860102  606      14800  SH        SOLE             560  14240
Berkshire Hathaway CLB         com 084670207  854        363  SH        SOLE             238    125
Cable Design Technologies      com 126924109 1984     118000  SH        SOLE          116600   1400
Charming Shoppes, Inc.         com 161133103  133      25400  SH        SOLE           25400
Central Securities Co.         com 155123102  923      32679  SH        SOLE           28180   4499
Champion Enterprises           com 158496109 3932    1429800  SH        SOLE         1409800  20000
Charter One Financial Inc.     com 160903100  602      20840  SH        SOLE            3200  17640
Colgate Palmolive              com 194162103  413       6400  SH        SOLE                   6400
Comerica Inc.                  com 200340107 1140      19200  SH        SOLE           16700   2500
Compuware Corporation          com 205638109 2961     473700  SH        SOLE          448500  25200
Concord EFS, Inc.              com 206189102  549      12500  SH        SOLE           12500
Convergys Corporation          com 212485106  535      11800  SH        SOLE           11800
Countrywide Credit
  Industries, Inc.             com 222372104 1960      39000  SH        SOLE           28400  10600
Craftmade International,Inc.   com 22413E104  706     100000  SH        SOLE          100000
Data Research Associates,Inc.  com 237853106 1627     271200  SH        SOLE          271200
Datron Systems Incorporated    com 238173108  120      10000  SH        SOLE           10000
DeVRY Inc.                     com 251893103  298       7900  SH        SOLE            7900
Deere and Company              com 244199105 1796      39201  SH        SOLE           20601  18600
Eaton Corporation              com 278058102 1098      14600  SH        SOLE            4500  10100
Emerson Electric Co.           com 291011104  323       4100  SH        SOLE            2100   2000
Ethan Allen Interiors Inc.     com 297602104 1635      48800  SH        SOLE           48800
Exxon Mobil Corporation        com 302290101  238       2740  SH        SOLE             100   2640
Fannie Mae                     com 313586109  416       4800  SH        SOLE                   4800
Fifth Third Bancorp            com 316773100 5374      89947  SH        SOLE           83627   6320
First Tennessee National Corp. com 337162101  304      10500  SH        SOLE                  10500
Fleetwood Enterprises Inc.     com 339099103 1743     166000  SH        SOLE          166000
Forest Oil Corporation         com 346091606  881      23900  SH        SOLE           22900   1000
Fortune Brands Inc.            com 349631101  741      24700  SH        SOLE           18200   6500
Freddie Mac                    com 313400301  454       6600  SH        SOLE            4300   2300
Gardner Denver, Inc.           com 365558105  213      10000  SH        SOLE           10000
General Dynamics Corporation   com 369550108  421       5400  SH        SOLE            2000   3400
General Electric Co.           com 369604103  494      10300  SH        SOLE                  10300
Genuine Parts Company          com 372460105  551      21050  SH        SOLE            2480  18570
Golden Star Resources Ltd.     com 38119t104    4      12000  SH        SOLE           12000
Great Lakes Chemical           com 390568103  357       9600  SH        SOLE             200   9400
H & R Block, Inc.              com 093671105  972      23500  SH        SOLE           16600   6900
HMI Industries Inc.            com 404238107   53      50000  SH        SOLE           50000
Harris Corporation             com 413875105  579      18900  SH        SOLE            1600  17300
Health Care Property           com 421915109  801      26800  SH        SOLE            3700  23100
Host Marriott Corp.            com 44107P104  194      15000  SH        SOLE           15000
Huntington Bancshares Inc.     com 446150104 3334     205940  SH        SOLE          178100  27840
I. Gordon Corporation          com 382784106  152      16499  SH        SOLE           16499
IMPATH Inc.                    com 45255g101  569       8550  SH        SOLE            8550
Input/Output, Inc.             com 457652105 2035     199800  SH        SOLE          177800  22000
Jones Apparel Group Inc.       com 480074103  557      17300  SH        SOLE           17300
K-Swiss Inc. - Class A         com 482686102  842      33700  SH        SOLE           28700   5000
Kaydon Corporation             com 486587108 3040     122200  SH        SOLE          118700   3500
Kerr-McGee Corporation         com 492386107  644       9619  SH        SOLE            1200   8419
KeyCorp                        com 493267108  350      12500  SH        SOLE                  12500
Kimberly Clark Corp.           com 316773100  226       3200  SH        SOLE                   3200
Kronos, Inc.                   com 501052104  309      10000  SH        SOLE           10000
Leucadia National Corporation  com 527288104  776      21900  SH        SOLE           15900   6000
Littelfuse, Inc.               com 537008104 1577      55100  SH        SOLE           49100   6000
Litton Industries, Inc.        com 538021106  968      12300  SH        SOLE            5800   6500
LoJack Corporation             com 539451104  302      40000  SH        SOLE           40000
MBIA Inc.                      com 55262C100  393       5300  SH        SOLE            3300   2000
MCN Energy Group, Inc.         com 55267J100  647      23354  SH        SOLE             854  22500
MCSi Inc.                      com 593261100  321      15000  SH        SOLE           15000
Malan Realty Investors, Inc.   com 561063108 5375     505900  SH        SOLE          487900  18000
Manor Care, Inc.               com 564055101  309      15000  SH        SOLE           15000
Maritrans Inc.                 com 570363101  412      50000  SH        SOLE           50000
Masco Corporation              com 574599106  940      36600  SH        SOLE           29600   7000
Merck & Co., Inc.              com 589331107  281       3000  SH        SOLE                   3000
Monaco Coach Corporation       com 60886R103  501      28300  SH        SOLE           28300
NCR Corporation                com 62886E108  484       9850  SH        SOLE            9850
National City Corporation      com 635405103  586      20376  SH        SOLE             936  19440
National Data Corporation      com 629305103  831      22700  SH        SOLE           21000   1700
Nautica Enterprises, Inc.      com 639089101  335      22000  SH        SOLE           22000
Network Associates, Inc.       com 579057100  284      67900  SH        SOLE           64700   3200
Nobel Learning
  Communities, Inc.            com 654889104  112      20000  SH        SOLE           20000
Northrop Grumman Corp.         com 666807102  266       3200  SH        SOLE             200   3000
Oglebay Norton Company         com 677007106  389      20000  SH        SOLE           20000
PICO Holdings, Inc.            com 693366205  659      53000  SH        SOLE           53000
Pall Corporation               com 696429307 1144      53700  SH        SOLE           27500  26200
Payless ShoeSource, Inc.       com 704379106  212       3000  SH        SOLE            3000
Perrigo Company                com 714290103  207      25000  SH        SOLE           25000
Pharmacia Inc.                 com 71713U102  377       6182  SH        SOLE             214    5968
Philip Morris Companies Inc.   com 718154107  264       6000  SH        SOLE                    6000
Providence and Worcester
  Railroad Company             com 743737108   71      10000  SH        SOLE           10000
Queensway Financial
  Holdings Limited             com 747931103   35     150000  SH        SOLE          150000
RSA Security Inc.              com 749719100  510       9650  SH        SOLE            8150   1500
Rainbow Technologies, Inc.     com 750862104  598      37800  SH        SOLE           37800
Ross Stores, Inc.              com 778296103 1379      81700  SH        SOLE           79200   2500
Royal Dutch Pete Co. NY Reg
  Sh Par Gldr 1.25             com 780257804  242       4000  SH        SOLE                   4000
Royce Focus Trust              com 78080N108  815     143251  SH        SOLE          143251
Royce Micro-Cap Trust, Inc.    com 780915104  138      16015  SH        SOLE           16015
SBC Communications Inc.        com 78387G103  333       6974  SH        SOLE                   6974
SPSS Inc.                      com 78462K102 2281     103400  SH        SOLE          100400   3000
STERIS Corporation             com 859152100  411      25500  SH        SOLE           25500
Schuler Homes, Inc.            com 808188106   90      10000  SH        SOLE           10000
Scottish Pwr Plc Spon ADR
  3rd Installment              com 81013t705  244       8060  SH        SOLE                   8060
Sensient Technologies
  Corporation                  com 913538104  422      18567  SH        SOLE            2767  15800
Sevenson Environmental
  Services, Inc.               com 818063109  591      55000  SH        SOLE           55000
Simon Property Group, Inc.     com 828806109  660      27500  SH        SOLE                  27500
Smithkline Beecham ADR         com 832378301  249       4000  SH        SOLE                   4000
Snap-on Incorporated           com 833034101 1232      44200  SH        SOLE           29900  14300
Strayer Education, Inc.        com 863236105  394      15400  SH        SOLE           15400
Stryker Corp.                  com 863667101  430       8500  SH        SOLE            2500   6000
TECO Energy, Inc.              com 872375100  334      10320  SH        SOLE                  10320
TJX Companies, Inc.            com 872540109  294      10600  SH        SOLE             600  10000
Target Corp.                   com 87612e106 8512     263946  SH        SOLE           16614 247332
Teleflex Inc.                  com 879369106  701      15855  SH        SOLE            3955  11900
The Good Guys, Inc.            com 382091106   30      10000  SH        SOLE           10000
The Morgan Group, Inc.
  - Class A                    com 617358106  573     134800  SH        SOLE          134800
The ServiceMaster Company      com 81760n109  115      10000  SH        SOLE           10000
Theragenics Corporation        com 883375107   75      15000  SH        SOLE           15000
Thomas Nelson Inc.             com 640376109   70      10000  SH        SOLE           10000
Toll Brothers Inc.             com 889478103  666      16300  SH        SOLE           13300   3000
USX-Marathon Group             com 902905827  511      18400  SH        SOLE            1700  16700
Unico American Corporation     com 904607108 1137     193500  SH        SOLE          193500
Universal Electronics Inc.     com 913483103  340      22000  SH        SOLE           22000
Vectren Corporation            com 92240G101  343      13401  SH        SOLE                  13401
Velcro Industries N.V.         com 922571104  525      50000  SH        SOLE           50000
Weyco Group, Inc.              com 962149100  422      17500  SH        SOLE           17500
Willamette Industries Inc.     com 969133107  467       9951  SH        SOLE            1951   8000
X-Rite, Incorporated           com 983857103  117      15000  SH        SOLE           15000

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